Inventories, Net	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Inventories, Net [Abstract]
INVENTORIES, NET

5. INVENTORIES, NET

Inventories consisted of the following:

	As of March 31, 2024	As of September 30, 2023
Finished goods	$216,054	$763,621
Inventory valuation allowance	(78,042)	(83,889)
Inventories, net	$138,012	$679,732

Movement of inventory valuation allowance is as follows:

	As of March 31, 2024	As of September 30, 2023
Balance at the beginning of the year	$83,889	$100,785
Addition	2,203	19,982
Write-offs	(7,156)	(34,732)
Foreign currency translation adjustment	(894)	(2,146)
Balance at the end of the year	$78,042	$83,889

5. INVENTORIES, NET

Inventories consisted of the following:

	As of September 30,
	2023	2022
Finished goods	$763,621	$440,640
Inventory valuation allowance	(83,889)	(100,785)
Inventories, net	$679,732	$339,855

Movement of inventory valuation allowance is as follows:

	As of September 30,
	2023	2022
Balance at the beginning of the year	$100,785	$149,837
Addition	19,982	21,282
Write-offs	(34,732)	(38,301)
Foreign currency translation adjustment	(2,146)	(32,033)
Balance at the end of the year	$83,889	$100,785